Supplement to the
Fidelity® Series Commodity Strategy Fund
Class F
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Investment Policies and Limitations” section.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the “Investment Policies and Limitations” section.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information replaces similar information found in the "Management Contract" section.

The fund has entered into a management contract with Geode, pursuant to which Geode furnishes investment advisory services. Geode also manages the Subsidiary.

Management Services. Under the terms of its management contract with the fund, Geode acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. Geode is registered with the Commodity Futures Trading Commission as a commodity pool operator (CPO) and commodity trading advisor (CTA), and is a member of the National Futures Association in such capacities. Geode acts as CPO and CTA of the fund and the Subsidiary. Geode also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or Geode performing services relating to research, statistical, and investment activities.

The fund has entered into an administration agreement with FMR. Under the terms of the administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under the administration agreement, FMR (either itself or through an affiliate) also undertakes to pay, or provide for the payment of, all expenses involved in the operation of the fund, including all expenses allocable at the fund level, except the following: (i) transfer agent fees, Rule 12b-1 fees and other expenses allocable at the class level; (ii) interest and taxes; (iii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; (iv) fees and expenses of the fund’s Trustees other than those who are ”interested persons” of the fund or of FMR; (v) custodian fees and expenses; (vi) expenses of printing and mailing proxy materials to shareholders of the fund; (vii) all other expenses incidental to holding meetings of the fund’s shareholders, including proxy solicitations therefor; and (viii) such non-recurring and/or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the fund is a party and the legal obligation which the fund may have to indemnify the fund’s Trustees and officers with respect thereto.

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with Geode for the management of its portfolio pursuant to which the Subsidiary pays Geode a fee at an annual rate of 0.30% of its net assets.

Management Fee.

Effective June 1, 2017, the fund does not pay a management fee to Geode. The fund does not pay FMR a fee for the services it provides under the administration agreement.

The following information replaces similar information found in the "Transfer and Service Agent Agreements" section.

For providing transfer agency services, FIIOC receives no fees from the fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

The fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). The fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.

For providing pricing and bookkeeping services and securities lending administration services, FSC receives no fee from the fund. FMR is responsible for paying all pricing and bookkeeping and securities lending administration services costs of the fund.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its management contract with the fund.

SCR-FB-17-02 1.908786.107	June 1, 2017

Supplement to the
Fidelity® Series Commodity Strategy Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Investment Policies and Limitations" section.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the "Investment Policies and Limitations" section.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information replaces similar information found in the "Management Contract" section.

The fund has entered into a management contract with Geode, pursuant to which Geode furnishes investment advisory services. Geode also manages the Subsidiary.

Management Services. Under the terms of its management contract with the fund, Geode acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. Geode is registered with the Commodity Futures Trading Commission as a commodity pool operator (CPO) and commodity trading advisor (CTA), and is a member of the National Futures Association in such capacities. Geode acts as CPO and CTA of the fund and the Subsidiary. Geode also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or Geode performing services relating to research, statistical, and investment activities.

The fund has entered into an administration agreement with FMR. Under the terms of the administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under the administration agreement, FMR (either itself or through an affiliate) also undertakes to pay, or provide for the payment of, all expenses involved in the operation of the fund, including all expenses allocable at the fund level, except the following: (i) transfer agent fees, Rule 12b-1 fees and other expenses allocable at the class level; (ii) interest and taxes; (iii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; (iv) fees and expenses of the fund’s Trustees other than those who are ”interested persons” of the fund or of FMR; (v) custodian fees and expenses; (vi) expenses of printing and mailing proxy materials to shareholders of the fund; (vii) all other expenses incidental to holding meetings of the fund’s shareholders, including proxy solicitations therefor; and (viii) such non-recurring and/or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the fund is a party and the legal obligation which the fund may have to indemnify the fund’s Trustees and officers with respect thereto.

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with Geode for the management of its portfolio pursuant to which the Subsidiary pays Geode a fee at an annual rate of 0.30% of its net assets.

Management Fee.

Effective June 1, 2017, the fund does not pay a management fee to Geode. The fund does not pay FMR a fee for the services it provides under the administration agreement.

The following information replaces similar information found in the "Transfer and Service Agent Agreements" section.

For providing transfer agency services, FIIOC receives no fees from the fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

The fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). The fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.

For providing pricing and bookkeeping services and securities lending administration services, FSC receives no fee from the fund. FMR is responsible for paying all pricing and bookkeeping and securities lending administration services costs of the fund.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its management contract with the fund.

SCR-SB-17-02 1.908785.107	June 1, 2017